MERRIMAC CASH FUND

                               Semi-Annual Report
                                 June 30, 1998

MERRIMAC FUNDS
 -------------





August 14, 1998



Dear Shareholder:


We are pleased to provide you with our semi-annual report of the Merrimac Cash Fund. The period covered is January 1, 1998 to June 30, 1998.

The Board of Trustees of the Merrimac Master Portfolio voted to recommend to the shareholders of the Merrimac Cash Portfolio (the "Cash Portfolio") that Allmerica Asset Management, Inc. ("Allmerica") replace the Bank of New York ("BNY") as sub-adviser to the Cash Portfolio. Shareholders will vote on August 28, 1998 and we anticipate that the change will occur on September 1, 1998.

The investment objective of the Fund continues to seek as high a level of current income as is consistent with the preservation of capital and liquidity. Investors Bank & Trust Company, the investment adviser to the Merrimac Master Portfolio and The Bank of New York, sub-adviser for the Cash Portfolio, have done a good job maintaining high quality while providing a better than average yield.


On behalf of the Board of Trustees of the Merrimac Funds, I want to thank you for your continued confidence and participation. We look forward to serving you in the months and years to come.




/s/ Sean P. Brennan
---------------------------
Sean P. Brennan
President


           200 Clarendon Street [bullet] Boston, Massachusetts 02116
                     888.MERRMAC [bullet] 617.927.8303 fax

                               Merrimac Cash Fund

                       Statement of Assets and Liabilities
                            June 30, 1998 (Unaudited)

=======================================================================================

Assets
     Investment in Merrimac Cash Portfolio, at value (Note 1)              $550,179,218
     Deferred organization expense (Note 1)                                      45,435
     Prepaid assets                                                               9,711
                                                                           ------------
         Total assets                                                       550,234,364

Liabilities
     Distributions payable to shareholders                                    3,289,392
     Accrued expenses                                                           194,495
                                                                           ------------
         Total liabilities                                                    3,483,887
                                                                           ------------
Net Assets                                                                 $546,750,477
                                                                           ============

Net Assets Consist of
     Paid in capital                                                       $546,750,964
     Accumulated net realized loss on investments                                  (487)
                                                                           ------------
         Total net assets                                                  $546,750,477
                                                                           ============

Total Net Assets
     Premium Class                                                         $532,133,317
                                                                           ============
     Institutional Class                                                   $ 14,617,160
                                                                           ============

Shares of Beneficial Interest Outstanding
     Premium Class                                                          532,133,790
                                                                           ============
     Institutional Class                                                     14,617,174
                                                                           ============

Net Asset Value, Maximum Offer and Redemption Price per Share              $       1.00
                                                                           ============


                             Statement of Operations
               For the Six Months Ended June 30, 1998 (Unaudited)

=======================================================================================

Investment Income (Note 1)
     Interest income allocated from Portfolio                              $ 32,072,647
                                                                           ------------


Expenses
     Expenses allocated from Portfolio                                          704,725
     Accounting, transfer agency, and administration fees (Note 4)               56,488
     Legal                                                                       59,600
     Insurance                                                                   24,635
     Trustees fees and expenses                                                  14,305
     Audit and tax return preparation fees                                       14,305
     Printing                                                                    10,331
     Amortization of organization expenses (Note 1)                               6,991
     Miscellaneous                                                                7,947
                                                                           ------------
         Total expenses common to all classes                                   899,327

     Shareholder servicing fee-Institutional Class                              224,172
                                                                           ------------

         Total expenses                                                       1,123,499
                                                                           ------------

Net Investment Income                                                        30,949,148

Net Realized Loss on Investments from Portfolio                                    (487)
                                                                           ------------

Net Increase in Net Assets from Operations                                 $ 30,948,661
                                                                           ============

    The accompanying notes are an integral part of the financial statements.

                               Merrimac Cash Fund


                       Statement of Changes in Net Assets

==========================================================================================================================
                                                                                  Six Months Ended
                                                                                    June 30, 1998          Year Ended
                                                                                     (Unaudited)         December 31, 1997
                                                                                  ----------------       -----------------
Increase (Decrease) in Net Assets
Operations
     Net investment income                                                        $    30,949,148         $   72,603,059
     Net realized loss from Portfolio                                                        (487)              --
                                                                                  ---------------         --------------
         Net increase in net assets from operations                                    30,948,661             72,603,059
                                                                                  ---------------         --------------

Dividends Declared from Net Investment Income
     Premium Class                                                                    (26,227,686)           (64,735,055)
     Institutional Class                                                               (4,721,462)            (7,868,004)
                                                                                  ---------------         --------------
            Total dividends declared                                                  (30,949,148)           (72,603,059)
                                                                                  ---------------         --------------

Fund Share Transactions (Note 7)
     Proceeds from shares sold                                                        854,112,286          2,131,629,146
     Proceeds from shares reinvested                                                      939,086              1,658,508
     Payment for shares redeemed                                                   (1,626,283,250)         1,818,650,746)
                                                                                  ---------------         --------------
         Net increase (decrease) in net assets derived from share transactions       (771,231,878)           314,636,908
                                                                                  ---------------         --------------

     Net increase (decrease) in net assets                                           (771,232,365)           314,636,908

Net Assets
     Beginning of period                                                            1,317,982,842          1,003,345,934
                                                                                  ---------------         --------------
     End of period                                                                $   546,750,477         $1,317,982,842
                                                                                  ===============         ==============

    The accompanying notes are an integral part of the financial statements.

                               Merrimac Cash Fund

                              Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                               Premium Class                                          Institutional Class
                            ---------------------------------------------------  ---------------------------------------------------

                              Six Months                        Nov. 12, 1996      Six Months                       Nov. 12, 1996
                                Ended                          (Commencement        Ended                           (Commencement
                            June 30, 1998     Year Ended      of Operations) to  June 30, 1998     Year Ended      of Operations) to
                             (Unaudited)   December 31, 1997  December 31, 1996   (Unaudited)   December 31, 1997  December 31, 1996
                            -------------  -----------------  -----------------  -------------  -----------------  -----------------
Net Asset Value,
  Beginning of Period        $  1.000          $    1.000           $  1.000       $ 1.000          $  1.000         $  1.000
                             --------          ----------           --------       -------          --------         --------

Income from Operations
  Net investment income         0.027               0.055              0.006         0.026             0.052            0.006
                             --------          ----------           --------       -------          --------         --------

Less Distributions
  From net investment
    income                     (0.027)             (0.055)            (0.006)       (0.026)           (0.052)          (0.006)
                             --------          ----------           --------       -------          --------         --------

Net Asset Value,
  End of Period              $  1.000          $    1.000           $  1.000       $ 1.000          $  1.000         $  1.000
                             ========          ==========           ========       =======          ========         ========

Total Return (1)                5.66%               5.64%              5.42%         5.39%             5.37%            5.17%

Annualized Ratios to
   Average Net Assets/
Supplemental Data
  Net expenses                  0.16%               0.18%              0.15%         0.41%             0.43%            0.40%
  Net investment income         5.52%               5.49%              5.42%         5.27%             5.24%            5.17%
  Net expenses, before
    waiver                      0.22%               0.21%              0.24%         0.47%             0.46%            0.49%
  Net assets, end of
    period (000s omitted)    $532,133          $1,119,556           $875,936       $14,617          $198,427         $127,410


(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                               Merrimac Cash Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     The Merrimac Funds (the "Trust") was organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified, management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of three classes of shares, the Premium Class, the Institutional Class and the Placement Class.

     The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At June 30, 1998 the investment by the Fund represents ownership of a proportionate interest of 76.31% of the Portfolio.

     It is the policy of the Fund to maintain a net asset value of $1.00 per share; the Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment Security Valuations

     The Fund records investments in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities Transactions and Income

     The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. Federal Income Taxes

     The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. The Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. Deferred Organization Expense

     Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations.

     E. Expense Allocation

     Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a specific Fund within the Trust are allocated, based on relative net assets, to each fund.

                               Merrimac Cash Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


(2)  Dividends and Distributions to Shareholders

     Dividends on the shares of the Fund are declared each business day to shareholders of record at 2:00 PM (New York time) on that day, and paid or reinvested as of the last business day of the month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(3)  Shareholder Servicing and Placement Plans

     The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Placement Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class and Placement Class will pay an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients. Under a Placement Agreement, the Placement Class will also pay an annual placement fee of 0.25% of the value of the assets that an organization invests in the funds on behalf of its clients. The Placement Class has not yet commenced operations.

(4)  Management Fee and Affiliated Transactions

     The Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser. The Bank of New York ("BNY") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     Investors Bank serves as administrator, custodian and transfer agent to the Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, provides fund accounting for the Fund. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

     Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(5)  Investment Transactions

     The Fund's investments in and withdrawals from the Portfolio for the period from January 1, 1998 to June 30, 1998 aggregated $855,051,372 and $1,660,826,649 respectively.

(6)  Line of Credit

     The Fund has an agreement with BNY which provides the Fund with an unsecured line of credit for advances to the Fund of up to $100 million. The proceeds of advances made under this line of credit may be used only for extraordinary or emergency purposes and to provide temporary liquidity for redemptions of the Fund's securities. Since the line of credit was established, there have been no borrowings.

                               Merrimac Cash Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7)  Shares of Beneficial Interest

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                           Premium Class                            Institutional Class
                                              ------------------------------------- -----------------------------------------------

                                                Six Months Ended                             Six Months Ended
                                                  June 30, 1998          Year Ended            June 30, 1998        Year Ended
                                                  (Unaudited)         December 31, 1997         (Unaudited)       December 31, 1997
                                              -------------------     ------------------    -----------------   -------------------
     Proceeds from shares sold ..........           427,757,000         1,359,423,000           426,355,286         772,206,146
     Proceeds from shares reinvested ....               150,658               303,648               788,428           1,354,860
     Payment for shares redeemed ........        (1,015,330,046)       (1,116,106,470)         (610,953,204)        (702,544,276)
                                                 --------------       ---------------       -----------------   -----------------
     Net increase (decrease) in shares ..          (587,422,388)          243,620,178          (183,809,490)          71,016,730
                                                 ==============       ===============       ================    =================


     At June 30, 1998, Investors Bank and BNY, as agents for their respective clients, were record holders of 49.9% and 45.8%, respectively, of the outstanding shares of the Fund.

(8)  Subsequent Event

     On July 30, 1998, the Board of Trustees of the Merrimac Master Portfolio voted to recommend to shareholders of the Portfolio that Allmerica Asset Management, Inc. ("Allmerica") replace BNY as sub-adviser. The decision was based on a mutual agreement between BNY and Investors Bank that BNY would not serves as sub-adviser beyond the initial term of its Sub-Adviser Agreement. If shareholder approval is obtained at the scheduled August 28, 1998 shareholder meeting, Allmerica will assume sub-adviser responsibility on September 1, 1998.

                             Merrimac Cash Portfolio
                             Schedule of Investments
                            June 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------------------------------

                                              Yield to                         Par                Value
Security                                      Maturity       Maturity         Value             (Note 1A)
-------------------------------------------------------------------------------------------------------------

Variable Rate Notes * - 38.0%
Asset Backed Securities Investment Trust        5.65%        7/15/98        50,000,000         $  50,000,000
Australia & New Zealand Bank                    5.59%        7/15/98        70,000,000            69,997,736
Bank One Wisconsin                              5.53%        7/07/98        54,000,000            53,986,826
Bankers Trust                                   5.68%        7/01/98        25,000,000            24,997,059
IBM Credit Corporation                          5.71%        7/01/98        30,000,000            29,999,702
Morgan Stanley Dean Witter                      5.63%        7/15/98        20,000,000            20,000,000
Pittsburgh National Corporation                 5.80%        7/01/98        25,000,000            24,996,146
                                                                                               -------------
Total Variable Rate Notes                                                                        273,977,469
                                                                                               -------------

Commercial Paper - 27.7%
Amsterdam Funding Corporation                   5.56%        7/14/98        25,000,000            24,949,806
Archer Daniels Midland Company                  5.50%        7/13/98        20,000,000            19,963,334
Compass Securitization                          5.64%        7/15/98        30,000,000            29,934,200
Ford Motor Credit Corporation                   5.49%        7/14/98        50,000,000            49,900,875
National Rural Utilities                        5.49%        8/06/98        50,000,000            49,725,500
Sheffield Receivables Corporation               5.56%        7/10/98        25,000,000            24,965,250
                                                                                               -------------
Total Commercial Paper                                                                           199,438,965
                                                                                               -------------

Yankee Certificates of Deposit - 11.1%
Commerzbank                                     5.55%        2/11/99        50,000,000            49,985,214
Credit Agricole                                 5.66%        2/26/99        30,000,000            29,990,548
                                                                                               -------------
Total Yankee Certificates of Deposit                                                              79,975,762
                                                                                               -------------

Time Deposits - 9.7%
Banco Bilbao Vizcaya                            6.00%        7/01/98        35,000,000            35,000,000
Norddeutsche Landesbank                         6.00%        7/01/98        35,000,000            35,000,000
                                                                                               -------------
Total Time Deposits                                                                               70,000,000
                                                                                               -------------

Certificates of Deposit - 5.5%
Bayerische Landesbank                           5.60%        7/01/98        10,000,000            10,000,000
Societe Generale                                5.55%        2/09/99        30,000,000            29,991,208
                                                                                               -------------
Total Certificates of Deposit                                                                     39,991,208
                                                                                               -------------

    The accompanying notes are an integral part of the financial statements.


                                       8


                                                Merrimac Cash Portfolio
                                                Schedule of Investments
-------------------------------------------------------------------------------------------------------------

                                              Yield to                         Par                Value
Security                                      Maturity       Maturity         Value             (Note 1A)
-------------------------------------------------------------------------------------------------------------

Repurchase Agreements - 7.3%

Goldman Sachs Repurchase Agreement dated 6/30/98, due
7/01/98, with a maturity value of $17,303,835 and an
effective yield of 5.90%, collateralized by U.S. Government
Agency Obligations with rates ranging from 6.00% to 7.00%
and maturities ranging from 3/15/27 to 2/20/28, with an
aggregate market value of $17,647,020.                                     $17,301,000         $  17,301,000


Merrill Lynch Repurchase Agreement, dated 6/30/98, due
7/01/98, with a maturity value of $35,005,931 and an
effective yield of 6.10% , collateralized by U.S. Government
Agency Obligations with maturity dates ranging from 10/01/27 to 04/01/28, and with an aggregate market value of
$35,701,566.                                                                35,000,000            35,000,000

                                                                                               -------------
Total Repurchase Agreements                                                                       52,301,000
                                                                                               -------------

TOTAL INVESTMENTS - 99.3%
(Cost $715,684,404)                                                                              715,684,404

Other Assets and Liabilities (net) -  0.7%                                                         5,300,173
                                                                                               -------------
TOTAL NET ASSETS - 100.0%                                                                      $ 720,984,577
                                                                                               =============


Notes to the Schedule of Investments:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.


    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                       Statement of Assets and Liabilities
                            June 30, 1998 (Unaudited)

=========================================================================

Assets
   Investments, at value (Note 1)                            $715,684,404
   Cash                                                               211
   Interest receivable                                          5,388,282
   Deferred organization expense (Note 1)                          41,152
   Prepaid assets                                                  13,178
                                                             ------------
       Total assets                                           721,127,227
                                                             ------------

Liabilities
   Management fee payable (Note 2)                                 97,690
   Other accrued expenses                                          44,960
                                                             ------------
       Total liabilities                                          142,650
                                                             ------------

Net Assets Applicable to Investors' Beneficial Interests     $720,984,577
                                                             ============


                             Statement of Operations
               For the Six Months Ended June 30, 1998 (Unaudited)

=========================================================================

Income
   Interest                                                  $ 33,532,322
                                                             ------------

Expenses
   Management fee (Note 2)                                      1,006,293
   Insurance                                                       25,297
   Trustee fees and expenses                                       23,557
   Audit and tax return preparation fees                           11,042
   Transaction fees                                                 9,908
   Legal                                                            7,787
   Amortization of organization expense (Note 1)                    6,050
   Miscellaneous                                                    9,616
                                                             ------------

       Total expenses                                           1,099,550

   Less: Management fee waived (Note 2)                          (362,621)
                                                             ------------

       Net expenses                                               736,929
                                                             ------------

Net Investment Income                                          32,795,393

Net Realized Loss on Investments                                     (638)
                                                             ------------

Net Increase in Net Assets from Operations                   $ 32,794,755
                                                             ============

    The accompanying notes are an integral part of the financial statements.

                                                      Merrimac Cash Portfolio


                                                Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------

                                                                         Six Months
                                                                           Ended
                                                                        June 30, 1998           Year Ended
                                                                         (Unaudited)         December 31, 1997
                                                                   ---------------------   -------------------------
Increase (Decrease) in Net Assets
Operations
     Net investment income                                         $    32,795,393           $    74,983,944
     Net realized loss on investments                                         (638)                   --
        Net increase in net assets from operations                      32,794,755                74,983,944

Transactions in Investors' Beneficial Interest
     Contributions                                                   1,001,408,146             2,193,287,654
     Withdrawals                                                    (1,698,065,917)           (1,889,734,150)
        Net increase (decrease) from investors' transactions          (696,657,771)              303,553,504

Net Increase (Decrease) in Net Assets                                 (663,863,016)              378,537,448


Net Assets
     Beginning of period                                             1,384,847,593             1,006,310,145
     End of period                                                 $   720,984,577           $ 1,384,847,593


                                                   Financial Highlights
--------------------------------------------------------------------------------------------------------------------

                                                  Six Months                                       Nov. 12, 1996
                                                     Ended                                         (Commencement
                                                  June 30, 1998         Year Ended                 of Operations) to
                                                  (Unaudited)        December 31, 1997            December 31, 1996
                                               ------------------    -----------------      ------------------------

Annualized Ratios to Average Net Assets/
Supplemental Data
     Net expenses                                     0.12%                 0.16%                       0.12%
     Net investment income                            5.54%                 5.51%                       5.45%
     Net expenses, before waiver                      0.19%                 0.19%                       0.21%
     Net assets, end of period (000s omitted)     $720,985           $ 1,384,848                 $ 1,006,310



    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)  Significant Accounting Policies:

     The Merrimac Master Portfolio (the "Portfolio Trust") was organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end, diversified, management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") and the Merrimac Treasury Portfolio (the "Treasury Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Trust. The Treasury Portfolio is not included in this report.

     The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment Security Valuations

     Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. Securities Transactions and Income

     Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Cash Portfolio are allocated pro rata to its investors.

     C. Federal Income Taxes

     The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. Repurchase Agreements

     It is the policy of the Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Cash Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     E. Deferred Organization Expense

     Costs incurred by the Cash Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis over a five year period beginning at the commencement of operations of the portfolio.

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

                             Merrimac Cash Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(2)  Management Fee and Affiliated Transactions

     The Cash Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Portfolio's investment program. The Bank of New York ("BNY") serves as the Cash Portfolio's sub-adviser. For its services, BNY is paid a monthly fee by Investors Bank computed at an annual rate of 0.08% of the average daily assets of the Cash Portfolio. The Cash Portfolio does not pay a fee directly to its sub-adviser for such services.

     Investors Bank serves as custodian for the Portfolio Trust. Investor's Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio. Investors Bank and BNY voluntarily collectively reduced their fees by $362,621 for the Cash Portfolio during the period ended June 30, 1998.

     Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(3)  Investment Transactions

     Purchases and combined maturities and sales of money market instruments aggregated $23,044,355,503 and $23,727,469,833, respectively for the Cash Portfolio for the period ended June 30, 1998.

(4)  Subsequent Event

     On July 30, 1998, the Board of Trustees of the Portfolio Trust voted to recommend to shareholders of the Cash Portfolio that Allmerica Asset Management, Inc. ("Allmerica") replace BNY as sub-adviser. The decision was based on a mutual agreement between BNY and Investors Bank that BNY would not serves as sub-adviser beyond the initial term of its Sub-Adviser Agreement. If shareholder approval is obtained at the scheduled August 28, 1998 shareholder meeting, Allmerica will assume sub-adviser responsibility on September 1, 1998.


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